Leases (Schedule of Supplemental Cash Flow Information Operating Lease) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating cash flows from operating leases	$ 1,847	$ 1,887	$ 1,601
Right-of-use assets obtained in exchange for lease liabilities (non-cash):
Operating leases	$ 1,269	$ 451	$ 7,201